Note 4 - Segment and Revenue Information	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
Note 4.	Segment and Revenue Information

For management reporting purposes, Opera is organized into business units based on its main categories of products and services. Opera has two reportable segments:

●	Browser and News
●	Other

The prior segments “Retail” and “Fintech” were discontinued in 2020 and are no longer presented, with prior period results presented net in the Statement of Operations as profit or loss from discontinued operations, as specified in Note 3.

An operating segment captures relatively distinct business activities from which Opera earns revenue and incurs expenses. Furthermore, the segments’ operating results are regularly reviewed by the chief operating decision maker ("CODM") to make decisions about resources to be allocated to the various business activities and to assess performance. Management has determined that the CEO, who is also the Chairman of the Board, is Opera’s CODM.

The segment profit or loss is the contribution by segment, which is calculated as revenue, less (i) technology and platform fees, (ii) content cost, (iii) cost of inventory sold, (iv) other cost of revenue (v) marketing and distribution expense, and (vi) credit loss expense.

The Browser and News segment includes Opera’s PC and mobile browsers as well as the Opera News platform, which is integrated in Opera’s browsers and available through standalone apps. Following the acquisition of YoYo Games in 2021, as outlined in Note 3, the Browser and News segment also includes GameMaker, a platform for developing games. The browsers, Opera News and GameMaker are to an extent integrated. The segment Other includes licensing of Opera’s proprietary technology to third parties, related maintenance, support and hosting services, providing professional services, and providing customized browser configurations to mobile operators.

The tables below present the contributions from each segment, including a disaggregation of the revenue from contracts with customers into the types of goods or services provided.

	Year ended December 31, 2019
[US$ thousands]	Browser and News	Other	Total
Revenue from contracts with customers:
Search	86,155	-	86,155
Advertising	68,813	-	68,813
Technology licensing and other revenue	-	22,110	22,110
Total revenue	154,968	22,110	177,078
Direct expenses:
Technology and platform fees	(796)	-	(796)
Content cost	(1,545)	-	(1,545)
Cost of inventory sold	-	(208)	(208)
Other cost of revenue	(301)	(11,389)	(11,690)
Marketing and distribution expenses	(64,685)	(198)	(64,883)
Credit loss expense	(448)	(129)	(577)
Total direct expenses	(67,775)	(11,924)	(79,699)
Contribution by segment	87,193	10,186	97,379

	Year ended December 31, 2020
[US$ thousands]	Browser and News	Other	Total
Revenue from contracts with customers:
Search	84,180	-	84,180
Advertising	71,292	216	71,508
Technology licensing and other revenue	-	9,368	9,368
Total revenue	155,472	9,584	165,056
Direct expenses:
Technology and platform fees	(3,315)	-	(3,315)
Content cost	(4,312)	-	(4,312)
Cost of inventory sold	-	(700)	(700)
Other cost of revenue	140	(3,925)	(3,785)
Marketing and distribution expenses	(47,042)	(818)	(47,860)
Credit loss expense	(568)	(1,281)	(1,849)
Total direct expenses	(55,097)	(6,724)	(61,821)
Contribution by segment	100,375	2,860	103,235

	Year ended December 31, 2021
[US$ thousands]	Browser and News	Other	Total
Revenue from contracts with customers:
Search	121,961	-	121,961
Advertising	123,870	40	123,910
Technology licensing and other revenue	2,182	2,937	5,120
Total revenue	248,013	2,978	250,991
Direct expenses:
Technology and platform fees	(3,899)	(573)	(4,472)
Content cost	(3,712)	-	(3,712)
Cost of inventory sold	(5,506)	(1)	(5,507)
Marketing and distribution expenses	(120,385)	(559)	(120,944)
Credit loss expense	(557)	-	(557)
Total direct expenses	(134,059)	(1,132)	(135,191)
Contribution by segment	113,954	1,846	115,800

The table below reconciles the segment profit to profit before income taxes from continuing operations. It specifies the items of income and expenses that are managed and monitored on a group basis and thus not included in the measure of segment profit.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Contribution by segment	97,379	103,235	115,800
Other operating income	-	11,542	466
Personnel expenses including share-based remuneration (1)	(51,283)	(59,977)	(74,450)
Credit loss expense related to divested joint venture	-	(10,476)	-
Depreciation and amortization	(18,843)	(20,234)	(19,600)
Impairment of non-financial assets	-	-	(5,624)
Other operating expenses (1)	(27,791)	(26,538)	(22,802)
Share of net income (loss) of equity-accounted investees	(3,818)	2,005	(29,376)
Impairment of equity-accounted investee	-	-	(115,477)
Fair value gain on investments	37,900	24,000	116,561
Finance income	10,532	13,633	123
Finance expense	(655)	(516)	(6,912)
Foreign exchange gain (loss)	(25)	833	(1,814)
Profit (loss) before income taxes from continuing operations	43,396	37,507	(43,106)

_____________

(1)	Certain personnel and other operating expenses are included as part of "other cost of revenue" in the measure of segment profit. Accordingly, the amounts for personnel and other operating expenses in this reconciliation are not consistent with the equivalent amounts in the Statement of Operations.

Revenue

The table below presents the revenue by customer location.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Ireland	81,637	80,059	126,837
Singapore	2,335	5,901	24,440
Russia	17,265	15,239	16,156
Other locations	75,841	63,857	83,558
Total revenue	177,078	165,056	250,991

Revenue by country is based upon the customers' countries of domicile, which is not necessarily an indication of where activities occur because the end-users of Opera's products are located worldwide.

Opera has two customer groups that each has exceeded 10% of Opera's revenue in one or more of the periods presented.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Customer group 1	74,572	76,184	128,650
Customer group 2	17,758	16,281	18,494

Revenue from Customer group 1 includes both search and advertising services, while revenue from Customer group 2 includes only search services.

Other Operating Income

The table below specifies the nature of other operating income.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Gain on disposal of subsidiaries	-	5,289	-
Gain on divestment of joint venture	-	2,063	-
Government granted VAT refund	-	4,030	-
Other items	-	160	466
Total other operating income	-	11,542	466